UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06403

Morgan Stanley Emerging Markets Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (97.2%)
Austria (2.3%)
Banks
Erste Group Bank AG (a)	117,569	$3,418

Insurance
Vienna Insurance Group AG Wiener Versicherung Gruppe	48,003	1,413
		4,831
Brazil (5.6%)
Banks
Banco Bradesco SA (Preference)	264,315	1,428
Itau Unibanco Holding SA (Preference)	302,593	2,023
		3,451
Diversified Telecommunication Services
Telefonica Brasil SA (Preference)	77,500	717

Food & Staples Retailing
Raia Drogasil SA	120,809	1,191

Food Products
BRF SA	231,432	4,121

Internet Software & Services
MercadoLibre, Inc. (b)	13,714	1,249

Oil, Gas & Consumable Fuels
Ultrapar Participacoes SA	62,260	1,049
		11,778
Chile (0.5%)
Multi-line Retail
SACI Falabella	181,969	1,128

China (15.9%)
Automobiles
Chongqing Changan Automobile Co., Ltd. B Shares	224,800	382

Banks
Bank of China Ltd. H Shares (c)	10,186,000	4,409
China Construction Bank Corp. H Shares (c)	4,967,810	3,328
		7,737
Beverages
Tsingtao Brewery Co., Ltd. H Shares (b)(c)	60,000	264

Chemicals
Nan Ya Plastics Corp.	242,000	410

Construction & Engineering
China Machinery Engineering Corp. H Shares (c)	484,000	419

Diversified Consumer Services
TAL Education Group ADR (a)(b)	24,218	779

Food Products
China Mengniu Dairy Co., Ltd. (c)	219,000	773

Independent Power Producers & Energy Traders
Huadian Power International Corp., Ltd. H Shares (c)	862,000	677

Insurance
China Life Insurance Co., Ltd. H Shares (c)	545,000	1,902
China Pacific Insurance Group Co., Ltd. H Shares (c)	353,000	1,307
China Taiping Insurance Holdings Co., Ltd. (a)(c)	214,400	672
		3,881
Internet & Catalog Retail
JD.com, Inc. ADR (a)	42,188	1,099

Internet Software & Services
NetEase, Inc. ADR	4,510	542
Tencent Holdings Ltd. (c)	408,000	6,862
		7,404
Pharmaceuticals
CSPC Pharmaceutical Group Ltd. (c)	662,000	584
Sihuan Pharmaceutical Holdings Group Ltd. (c)(d)	1,916,000	888
		1,472
Real Estate Management & Development
China Overseas Land & Investment Ltd. (c)	442,000	1,349

Textiles, Apparel & Luxury Goods
Shenzhou International Group Holdings Ltd. (c)	138,000	713

Transportation Infrastructure
Shenzhen International Holdings Ltd. (c)	410,000	566

Wireless Telecommunication Services
China Mobile Ltd. (c)	436,500	5,210
		33,135
Colombia (0.8%)
Construction Materials
Cemex Latam Holdings SA (a)	154,928	617

Diversified Financial Services
Grupo de Inversiones Suramericana SA	45,700	531
Grupo de Inversiones Suramericana SA (Preference)	48,500	556
		1,087
		1,704
Czech Republic (1.2%)
Banks
Komercni Banka AS	11,730	2,545

Egypt (0.5%)
Banks
Commercial International Bank Egypt SAE	168,652	1,134

Hong Kong (2.7%)
Insurance
AIA Group Ltd.	384,800	2,003

Textiles, Apparel & Luxury Goods
Samsonite International SA	1,080,300	3,546
		5,549
India (12.1%)
Automobiles
Maruti Suzuki India Ltd.	40,761	2,917

Banks
HDFC Bank Ltd.	127,141	2,488
IndusInd Bank Ltd.	179,773	2,589
		5,077
Construction & Engineering
Larsen & Toubro Ltd.	75,831	1,699

Construction Materials
Shree Cement Ltd. (a)	10,642	1,903

Consumer Finance
Shriram Transport Finance Co., Ltd.	139,925	1,976

Information Technology Services
Tata Consultancy Services Ltd.	33,762	1,333

Machinery
Ashok Leyland Ltd.	2,507,408	3,538

Oil, Gas & Consumable Fuels
Bharat Petroleum Corp., Ltd.	125,479	1,630

Personal Products
Marico Ltd.	255,190	1,575

Pharmaceuticals
Glenmark Pharmaceuticals Ltd.	134,231	2,154
Sun Pharmaceutical Industries Ltd. (a)	64,462	855
		3,009
Wireless Telecommunication Services
Idea Cellular Ltd.	299,389	683
		25,340
Indonesia (2.3%)
Diversified Telecommunication Services
Link Net Tbk PT (a)	2,207,300	679
XL Axiata Tbk PT (a)	3,901,000	697
		1,376

Media
Surya Citra Media Tbk PT	2,684,100	505

Multi-line Retail
Matahari Department Store Tbk PT	1,509,500	1,663

Pharmaceuticals
Kalbe Farma Tbk PT	8,989,200	847

Trading Companies & Distributors
AKR Corporindo Tbk PT	1,198,600	480
		4,871
Korea, Republic of (12.0%)
Aerospace & Defense
Korea Aerospace Industries Ltd.	12,801	738
LIG Nex1 Co., Ltd. (a)	2,622	168
		906
Automobiles
Kia Motors Corp.	36,139	1,639

Banks
KB Financial Group, Inc.	50,439	1,497

Chemicals
LG Chem Ltd.	4,747	1,153
Lotte Chemical Corp.	3,559	818
		1,971
Household Durables
Coway Co., Ltd.	27,299	1,934

Industrial Conglomerates
SK Holdings Co., Ltd.	5,131	1,061

Insurance
Samsung Life Insurance Co., Ltd.	14,063	1,175

Internet Software & Services
NAVER Corp.	2,084	905

Personal Products
Amorepacific Corp.	5,122	1,672
Cosmax, Inc.	5,343	972
		2,644
Semiconductors & Semiconductor Equipment
SK Hynix, Inc.	43,749	1,250

Software
Nexon Co., Ltd.	83,300	1,116

Specialty Retail
Hotel Shilla Co., Ltd.	18,843	1,840

Tech Hardware, Storage & Peripherals
Samsung Electronics Co., Ltd.	5,428	5,220

Samsung Electronics Co., Ltd. (Preference)	1,477	1,151
		6,371
Wireless Telecommunication Services
SK Telecom Co., Ltd.	3,714	823
		25,132
Laos (0.2%)
Specialty Retail
Kolao Holdings (b)	30,675	352

Malaysia (0.7%)
Health Care Providers & Services
IHH Healthcare Bhd	709,400	964

Media
Astro Malaysia Holdings Bhd	676,600	434
		1,398
Mexico (7.0%)
Banks
Grupo Financiero Banorte SAB de CV Series O	337,553	1,655
Grupo Financiero Inbursa SAB de CV Series O	451,434	933
		2,588
Beverages
Fomento Economico Mexicano SAB de CV ADR	49,315	4,401

Chemicals
Mexichem SAB de CV	511,915	1,258

Construction Materials
Cemex SAB de CV ADR (a)	435,452	3,044

Industrial Conglomerates
Alfa SAB de CV	1,203,356	2,341

Multi-line Retail
El Puerto de Liverpool SAB de CV	77,249	1,003
		14,635
Pakistan (1.0%)
Banks
United Bank Ltd.	974,500	1,363

Construction Materials
Lucky Cement Ltd.	128,300	645
		2,008
Panama (0.2%)
Airlines
Copa Holdings SA, Class A (b)	9,063	380

Peru (1.0%)
Banks
Credicorp Ltd.	19,332	2,056

Philippines (4.0%)
Banks
BDO Unibank, Inc.	400,470	887
Metropolitan Bank & Trust Co.	1,056,368	1,846
		2,733
Diversified Financial Services
Metro Pacific Investments Corp.	13,831,800	1,477

Industrial Conglomerates
DMCI Holdings, Inc.	2,582,000	709
LT Group, Inc.	3,187,000	689
SM Investments Corp.	108,872	2,078
		3,476
Transportation Infrastructure
International Container Terminal Services, Inc.	409,980	660
		8,346
Poland (3.5%)
Banks
Bank Pekao SA	36,261	1,474
Bank Zachodni WBK SA (a)	1,239	96
		1,570
Food & Staples Retailing
Jeronimo Martins SGPS SA	162,101	2,189

Oil, Gas & Consumable Fuels
Polski Koncern Naftowy Orlen SA	76,656	1,338

Road & Rail
PKP Cargo SA	53,665	955

Textiles, Apparel & Luxury Goods
CCC SA	21,952	948
LPP SA	197	406
		1,354
		7,406
Russia (1.6%)
Food & Staples Retailing
X5 Retail Group N.V. GDR (a)	47,890	836

Internet Software & Services
Mail.ru Group Ltd. GDR (a)	58,483	1,020
Yandex N.V., Class A (a)	75,431	809
		1,829
Oil, Gas & Consumable Fuels
NovaTek OAO (Registered GDR)	7,238	671
		3,336

South Africa (6.9%)
Health Care Providers & Services
Life Healthcare Group Holdings Ltd.	435,748	1,122

Household Durables
Steinhoff International Holdings Ltd. (b)	378,142	2,324

Media
Naspers Ltd., Class N	28,549	3,582

Oil, Gas & Consumable Fuels
Sasol Ltd. (b)	51,021	1,432

Paper & Forest Products
Mondi PLC	105,287	2,201

Wireless Telecommunication Services
MTN Group Ltd.	162,345	2,090
Vodacom Group Ltd.	172,867	1,718
		3,808
		14,469
Taiwan (11.0%)
Diversified Financial Services
Chailease Holding Co., Ltd.	641,508	1,007
Fubon Financial Holding Co., Ltd.	1,036,000	1,618
		2,625
Electronic Equipment, Instruments & Components
Delta Electronics, Inc.	223,000	1,051
Hon Hai Precision Industry Co., Ltd.	1,163,550	3,043
Largan Precision Co., Ltd.	15,000	1,178
		5,272
Food Products
Uni-President Enterprises Corp.	1,163,070	2,020

Internet Software & Services
PChome Online, Inc.	16,000	185

Semiconductors & Semiconductor Equipment
Advanced Semiconductor Engineering, Inc.	1,790,000	1,958
Advanced Semiconductor Engineering, Inc. ADR	14,876	82
Hermes Microvision, Inc.	18,441	705
Siliconware Precision Industries Co., Ltd.	70,074	87
Siliconware Precision Industries Co., Ltd. ADR	13,850	87
Taiwan Semiconductor Manufacturing Co., Ltd.	1,212,455	4,838
		7,757
Tech Hardware, Storage & Peripherals
Catcher Technology Co., Ltd.	179,000	1,913
Pegatron Corp.	487,000	1,199
		3,112

Textiles, Apparel & Luxury Goods
Eclat Textile Co., Ltd.	76,404	1,209

Wireless Telecommunication Services
Taiwan Mobile Co., Ltd.	281,000	859
		23,039
Thailand (2.5%)
Hotels, Restaurants & Leisure
Minor International PCL (Foreign)	1,093,620	869

Professional Services
DKSH Holding AG (a)	22,803	1,445

Real Estate Management & Development
Land and Houses PCL (Foreign)	2,887,700	642

Wireless Telecommunication Services
Advanced Info Service PCL (Foreign)	265,600	1,656
Total Access Communication PCL (Foreign)	227,600	363
Total Access Communication PCL NVDR	146,200	233
		2,252
		5,208
Turkey (1.0%)
Food Products
Ulker Biskuvi Sanayi AS	145,633	922

Household Durables
Arcelik AS	214,703	1,049
		1,971
United States (0.7%)
Hotels, Restaurants & Leisure
Yum! Brands, Inc.	17,518	1,401
Total Common Stocks (Cost $195,743)		203,152

Investment Company (0.5%)
Thailand (0.5%)
BTS Rail Mass Transit Growth Infrastructure Fund (Foreign) (Units) (e) (Cost $1,434)	3,850,700	1,061

Short-Term Investments (4.4%)
Securities held as Collateral on Loaned Securities (2.7%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f)	4,928,576	4,929

	Face Amount (000)	Value (000)
Repurchase Agreements (0.3%)
Barclays Capital, Inc., (0.10%, dated 9/30/15, due 10/1/15; proceeds $413; fully collateralized by a U.S. Government obligation; 3.13% due 8/15/44; valued at $421)	$413	413
BNP Paribas Securities Corp., (0.09%, dated 9/30/15, due 10/1/15; proceeds $295; fully collateralized by various U.S. Government agency securities; 0.00% - 7.25% due 11/5/15 - 10/11/33 and U.S. Government obligations; 0.00% - 1.88% due 10/15/15 - 9/30/17; valued at $301)	295	295
		708
Total Securities held as Collateral on Loaned Securities (Cost $5,637)		5,637

	Shares	Value (000)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $3,638)	3,637,759	3,638
Total Short-Term Investments (Cost $9,275)		9,275
Total Investments (102.1%) (Cost $206,452) Including $5,952 of Securities Loaned (g)(h)(i)		213,488
Liabilities in Excess of Other Assets (-2.1%)		(4,346)
Net Assets (100.0%)		$209,142

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2015 were approximately $5,952,000 and $6,017,000, respectively. The Fund received cash collateral of approximately $5,637,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2015, there was uninvested cash collateral of approximately $380,000, which is not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)	Security has been deemed illiquid at September 30, 2015.
(e)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by approximately $5,000 relating to the Fund’s investment in the Liquidity Funds.

(g)	Securities are available for collateral in connection with open foreign currency forward exchange contracts.
(h)

The approximate fair value and percentage of net assets, $165,616,000 and 79.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(i)

At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $32,577,000 and the aggregate gross unrealized depreciation is approximately $25,541,000 resulting in net unrealized appreciation of approximately $7,036,000.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2015:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
UBS AG	EUR	5,878	$6,570	10/15/15	USD	6,628	$6,628	$58
State Street Bank and Trust Co.	KRW	10,037,254	8,463	10/19/15	USD	8,391	8,391	(72)
			$15,033				$15,019	$(14)

EUR	–	Euro
KRW	–	South Korean Won
USD	–	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	70.9%
Banks	16.9
Wireless Telecommunication Services	6.6
Internet Software & Services	5.6
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2015.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $14,000.

Morgan Stanley Emerging Markets Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2015 (unaudited)

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”) determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into United States dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$168	$738	$—	$906
Airlines	380	—	—	380
Automobiles	—	4,938	—	4,938
Banks	8,095	27,074	—	35,169
Beverages	4,401	264	—	4,665
Chemicals	1,258	2,381	—	3,639
Construction & Engineering	—	2,118	—	2,118
Construction Materials	3,661	2,548	—	6,209
Consumer Finance	—	1,976	—	1,976
Diversified Consumer Services	779	—	—	779
Diversified Financial Services	1,087	4,102	—	5,189
Diversified Telecommunication Services	717	1,376	—	2,093
Electronic Equipment, Instruments & Components	—	5,272	—	5,272
Food & Staples Retailing	1,191	3,025	—	4,216
Food Products	4,121	3,715	—	7,836
Health Care Providers & Services	—	2,086	—	2,086
Hotels, Restaurants & Leisure	1,401	869	—	2,270
Household Durables	—	5,307	—	5,307
Independent Power Producers & Energy Traders	—	677	—	677
Industrial Conglomerates	2,341	4,537	—	6,878
Information Technology Services	—	1,333	—	1,333
Insurance	—	8,472	—	8,472
Internet & Catalog Retail	1,099	—	—	1,099
Internet Software & Services	2,600	8,972	—	11,572
Machinery	—	3,538	—	3,538
Media	—	4,521	—	4,521
Multi-line Retail	2,131	1,663	—	3,794
Oil, Gas & Consumable Fuels	1,049	5,071	—	6,120
Paper & Forest Products	—	2,201	—	2,201
Personal Products	—	4,219	—	4,219
Pharmaceuticals	—	5,328	—	5,328
Professional Services	—	1,445	—	1,445
Real Estate Management & Development	—	1,991	—	1,991
Road & Rail	—	955	—	955
Semiconductors & Semiconductor Equipment	169	8,838	—	9,007
Software	—	1,116	—	1,116
Specialty Retail	—	2,192	—	2,192
Tech Hardware, Storage & Peripherals	—	9,483	—	9,483
Textiles, Apparel & Luxury Goods	—	6,822	—	6,822
Trading Companies & Distributors	—	480	—	480
Transportation Infrastructure	—	1,226	—	1,226
Wireless Telecommunication Services	—	13,635	—	13,635
Total Common Stocks	36,648	166,504	—	203,152
Investment Company	—	1,061	—	1,061
Short-Term Investments
Investment Company	8,567	—	—	8,567
Repurchase Agreements	—	708	—	708
Total Short-Term Investments	8,567	708	—	9,275
Foreign Currency Forward Exchange Contract	—	58	—	58
Total Assets	45,215	168,331	—	213,546
Liabilities:
Foreign Currency Forward Exchange Contract	—	(72)	—	(72)
Total	$45,215	$168,259	$—	$213,474

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2015, securities with a total value of approximately $12,645,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2014 were valued using unadjusted quoted prices at September 30, 2015.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Emerging Markets Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2015